Nature of Operations and Basis of Presentation (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2017 a unit mi trains	Dec. 31, 2016 a mi item trains
Corpus Christi LNG Terminal [Member]
Nature of Operations and Basis of Presentation [Line Items]
Acres of land owned or controlled | a	2,000	2,000
Number of Liquefaction LNG Trains		3
Number Of LNG Storage Tanks | item		3
Number Of Marine Berths | item		2
Corpus Christi LNG Terminal [Member] | Stage 1 [Member]
Nature of Operations and Basis of Presentation [Line Items]
Number of Liquefaction LNG Trains	2	2
Number Of LNG Storage Tanks	2	2
Number Of Marine Berths	1	1
Corpus Christi LNG Terminal [Member] | Stage 2 [Member]
Nature of Operations and Basis of Presentation [Line Items]
Number of Liquefaction LNG Trains	1	1
Number Of LNG Storage Tanks	1	1
Corpus Christi Pipeline [Member]
Nature of Operations and Basis of Presentation [Line Items]
Length Of Natural Gas Pipeline | mi	23	23